Debt (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Debt

	Successor	Predecessor
	December 31, 2018	December 31, 2017
(in thousands)
Debt Obligations:
2017 Senior Secured Notes(b)(c)	$—	$439,364
2018 Senior Secured Term Loan B(b)(c)	—	718,125
2013 Revolving Credit Facility(a)(b)	—	475,000
Senior Secured Credit Facility(a)(b)	—	661,478
2020 Senior Secured Notes(b)(c)	—	750,000
First Lien Notes	747,400	—
Second Lien PIK Notes	291,935	—
Total debt	1,039,335	3,043,967
Less: liabilities subject to compromise	—	(3,043,967)
Total long-term debt	$1,039,335	$—

(a)	Repaid upon our emergence from our Chapter 11 proceedings.
(b)	Included in liabilities subject to compromise at December 31, 2017.
(c)	Exchanged for common shares upon our emergence from our Chapter 11 proceedings.

Schedule of redemption prices expressed as a percentage of principal amount

At any time on or after April 1, 2020, the Company may redeem the Second Lien PIK Notes, in whole or in part, at the following redemption prices (expressed as a percentage of principal amount), plus any accrued and unpaid interest, during the six-month period beginning on the dates indicated below:

Date	Price
April 1, 2020	112.0%
October 1, 2020	109.0%
April 1, 2021	106.0%
October 1, 2021	103.0%
April 1, 2022 and thereafter	100.0%

Aggregate Maturities of Debt Including Net Unamortized Discounts

(in thousands)
Years ending December 31,
2019	$—
2020	—
2021	—
2022	—
2023	750,000
Thereafter	273,614
Total	$1,023,614

occurrence Of Change Of Control [Member]
Schedule of redemption prices expressed as a percentage of principal amount

At any time a Change of Control occurs, the Company may redeem all, but not less than all, of the Second Lien PIK Notes at the following redemption prices (expressed as a percentage of principal amount), plus any accrued and unpaid interest, during the six-month period beginning on the dates indicated below:

Date	Price
April 1, 2020	106.0%
October 1, 2020	109.0%
April 1, 2021	106.0%
October 1, 2021	103.0%
April 1, 2022 and thereafter	100.0%